Equity (FY) (Tables)	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Shares of Common Stock
Shares of common stock with a par value of $0.00001 were as follows:
	2020	2019
	in thousands
Common stock:
Authorized shares, beginning of period	175,000	90,000
Authorized shares, end of period	185,000	175,000
Shares outstanding, beginning of period	40,731	18,252
Common stock issued pursuant to business combinations	222	464
Common stock issued on exercise of stock options, net	84	270
Common stock issued pursuant to vesting of RSAs	2,037	975
Common stock issued upon conversion of preferred stock	—	61,343
Repurchase of common stock pursuant to Tender Offer	—	(2,573)
Conversion into preferred stock	—	(38,000)
Shares outstanding, end of period	43,074	40,731
Shares of convertible preferred stock with a par value of $0.00001 were as follows:
	2020	2019
	in thousands
Series A preferred stock:
Authorized shares, beginning of period	50,000	140,000
Authorized shares, end of period	50,000	50,000
Shares outstanding, beginning of period	44,958	106,301
Conversion into common stock	—	(61,343)
Shares outstanding, end of period	44,958	44,958

Series B preferred stock:
Authorized shares, beginning of period	65,000	10,000
Authorized shares, end of period	75,000	65,000
Shares outstanding, beginning of period	55,759	—
Convertible shares issued	16,467	17,759
Conversion from common stock	—	38,000
Shares outstanding, end of period	72,226	55,759